Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current tax
Current tax on profits for the year	$ 37	$ 0	$ 1,676
Total current tax expense	37	0	1,676
Deferred income tax
(Decrease)/Increase in deferred tax assets	567,473	342,349	(103,660)
Increase/(Decrease) in deferred tax liabilities	(567,473)	(342,349)	103,660
Total deferred tax (benefit)/expense	0	0	0
Income tax expense	$ 37	$ 0	$ 1,676